Significant Accounting Policies - Statutory reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Significant Accounting Policies
Minimum portion of after tax profit to be allocated to statutory surplus under PRC law (as a percentage)	10.00%
Statutory reserve as a percentage of registered capital up to which after-tax profit of PRC VIEs shall be transferred	50.00%
Minimum portion of after tax profit to be allocated to general reserve under PRC law (as a percentage)	10.00%
General reserve as a percentage of registered capital up to which after-tax profit of PRC subsidiaries shall be transferred	50.00%
Appropriations of statutory reserves		$ 0
Surplus reserves	$ 1	$ 1